FAIR VALUE MEASUREMENTS (Schedule of fair value measurements) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Short-term investments:
Investment in marketable securities	$ 3,819	$ 3,909
Fair Value, Inputs, Level 2 [Member] | U.S. Treasury [Member]
Short-term investments:
Investment in marketable securities	$ 28,875	$ 32,688